EQUITY TRANSACTIONS (Details Textual) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended					1 Months Ended
	Jun. 06, 2014	Jun. 30, 2014	Jun. 30, 2014	Jun. 23, 2014	Jun. 30, 2013	Jan. 21, 2014 Minimum [Member]	Jan. 21, 2014 Maximum [Member]	Apr. 19, 2013 Tianjin Zhiyuan Investment Group Ltd [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance								1,800,000
Percentage Of Shareholder In Common Stock Transaction								90.00%
Common Stock Shares Authorized		50,000,000	50,000,000		50,000,000	10,000,000	50,000,000
Preferred Stock Shares Authorized		2,000,000	2,000,000		2,000,000	1,000,000	2,000,000
Stock Issued During Period, Shares, Issued for Services	600,000	200,000	400,000
Common Stock, Par or Stated Value Per Share		$ 2.34	$ 2.34	$ 2.22				$ 1.71
Common Stock Shares Issued		5,229,032	5,229,032	200,000	4,829,032